Right-of-Use Assets (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets [Line Items]
Amortization		$ 118,049	$ 205,424
Office Lease [Member]
Right-of-Use Assets [Line Items]
Monthly rent	$ 20,000
Term of lease	2 years